Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, at cost	$ 67,181	$ 67,181	$ 67,181
Accumulated depreciation	(42,086)	(32,429)	(7,141)
Property and equipment, net of accumulated depreciation	25,095	29,752	60,040	[1]
Leasehold Improvements [Member]
Property and equipment, at cost	$ 3,355	$ 3,355	3,355
Leasehold Improvements [Member] | Minimum [Member]
Useful lives	9 years	9 years
Leasehold Improvements [Member] | Maximum [Member]
Useful lives	10 years	10 years
Office Equipment [Member]
Property and equipment, at cost	$ 21,341	$ 21,341	21,341
Office Equipment [Member] | Minimum [Member]
Useful lives	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Useful lives	5 years	5 years
Other Equipment [Member]
Useful lives	5 years	5 years
Property and equipment, at cost	$ 42,485	$ 42,485	$ 42,485

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.